March 1, 2013

Supplement

SUPPLEMENT DATED MARCH 1, 2013 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE AGGRESSIVE EQUITY PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

On February 21, 2013, shareholders of the Aggressive Equity Portfolio (the "Portfolio") approved an Agreement and Plan of Reorganization by and between Morgan Stanley Variable Investment Series (the "Fund"), on behalf of the Portfolio, and the Fund, on behalf of the Multi Cap Growth Portfolio ("Multi Cap Growth"), pursuant to which substantially all of the assets and liabilities of the Portfolio would be transferred to Multi Cap Growth in exchange for shares of Multi Cap Growth and pursuant to which the Portfolio will be liquidated and terminated (the "Reorganization"). Each shareholder of the Portfolio will receive the class of shares of Multi Cap Growth that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about April 29, 2013. Effective as of the close of business on April 24, 2013, the Fund will suspend the continuous offering of Class X shares and Class Y shares of the Portfolio and thus, no further purchases of Class X shares or Class Y shares of the Portfolio may be made by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

March 1, 2013

Supplement

SUPPLEMENT DATED MARCH 1, 2013 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE STRATEGIST PORTFOLIO
CLASS X and CLASS Y
Dated April 30, 2012

On February 21, 2013, shareholders of the Strategist Portfolio (the "Portfolio") approved an Agreement and Plan of Reorganization by and between Morgan Stanley Variable Investment Series (the "Fund"), on behalf of the Portfolio, and The Universal Institutional Funds, Inc., on behalf of the Global Tactical Asset Allocation Portfolio ("Global Tactical Asset Allocation"), pursuant to which substantially all of the assets and liabilities of the Portfolio would be transferred to Global Tactical Asset Allocation in exchange for shares of Global Tactical Asset Allocation and pursuant to which the Portfolio will be liquidated and terminated (the "Reorganization"). Each Class X shareholder of the Portfolio will receive Class I shares of Global Tactical Asset Allocation and each Class Y shareholder of the Portfolio will receive Class II shares of Global Tactical Asset Allocation. It is anticipated that the Reorganization will be consummated on or about April 29, 2013. Effective as of the close of business on April 24, 2013, the Fund will suspend the continuous offering of Class X shares and Class Y shares of the Portfolio and thus, no further purchases of Class X shares or Class Y shares of the Portfolio may be made by investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.